Per share amounts	12 Months Ended
Mar. 31, 2020
Per share amounts
27. Per share amounts:
Reconciliations of the differences between basic and diluted net income attributable to Toyota Motor Corporation per common share for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted- average common shares	Net income attributable to Toyota Motor Corporation per common share
For the year ended March 31, 2018
Net income attributable to Toyota Motor Corporation	2,493,983
Accretion to Mezzanine equity	(4,849)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(7,442)

Basic net income attributable to Toyota Motor Corporation per common share	2,481,692	2,947,365	842.00
Effect of dilutive securities
Model AA Class Shares	12,291	47,100
Assumed exercise of dilutive stock options	(4)	301

Diluted net income attributable to Toyota Motor Corporation per common share	2,493,979	2,994,766	832.78

For the year ended March 31, 2019
Net income attributable to Toyota Motor Corporation	1,882,873
Accretion to Mezzanine equity	(4,850)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(9,938)

Basic net income attributable to Toyota Motor Corporation per common share	1,868,085	2,871,534	650.55
Effect of dilutive securities
Model AA Class Shares	14,788	47,100
Assumed exercise of dilutive stock options	(0)	40

Diluted net income attributable to Toyota Motor Corporation per common share	1,882,873	2,918,674	645.11

For the year ended March 31, 2020
Net income attributable to Toyota Motor Corporation	2,076,183
Accretion to Mezzanine equity	(4,850)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(12,434)

Basic net income attributable to Toyota Motor Corporation per common share	2,058,899	2,798,918	735.61
Effect of dilutive securities
Model AA Class Shares	17,284	47,100
Assumed exercise of dilutive stock options	—	—

Diluted net income attributable to Toyota Motor Corporation per common share	2,076,183	2,846,018	729.50

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2019 and 2020. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of March 31, 2019	19,348,152	2,832,439	6,830.92
As of March 31, 2020	20,060,618	2,766,153	7,252.17